Reconciliation of Realized and Net Change in Unrealized Gains (Losses) to Other Income (Loss) - Net Gains (Losses) from Fund Investment Activities in Consolidated Statements of Operations (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain (Loss) on Securities [Line Items]
Realized and Net Change in Unrealized Gains (Losses) from Consolidated Blackstone Funds	$ 232,842	$ 1,233,062	$ 16,788,721
Interest and Dividend Revenue and Foreign Exchange Gains Attributable to Consolidated Blackstone Funds	516,497	271,612	160,643
Other Income (Loss) – Net Gains (Losses) from Fund Investment Activities	(56,801)	(105,142)	461,624
Consolidated Blackstone Funds
Gain (Loss) on Securities [Line Items]
Realized Gains (Losses)	(42,756)	99,457	145,305
Net Change in Unrealized Gains (Losses)	(80,416)	(264,204)	289,938
Realized and Net Change in Unrealized Gains (Losses) from Consolidated Blackstone Funds	(123,172)	(164,747)	435,243
Interest and Dividend Revenue and Foreign Exchange Gains Attributable to Consolidated Blackstone Funds	66,371	59,605	26,381
Other Income (Loss) – Net Gains (Losses) from Fund Investment Activities	$ (56,801)	$ (105,142)	$ 461,624